Premises and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Premises and Equipment
Premises and Equipment
The detail of premises and equipment at December 31, 2015 and 2014 is as follows:

	In Thousands
	2015	2014
Land	$17,022	16,662
Buildings	27,821	27,898
Leasehold improvements	140	140
Furniture and equipment	8,605	7,115
Automobiles	280	112
Construction-in-progress	2,091	3
	55,959	51,930
Less accumulated depreciation	(13,859)	(11,807)
	$42,100	40,123

During 2015, 2014 and 2013 payments of $1,222,000, $1,176,000 and $1,154,000, respectively, were made to an entity owned by a director for the construction of buildings and minor repair work.
Depreciation expense was $2,582,000, $2,205,000 and $1,763,000 for the years ended December 31, 2015, 2014 and 2013, respectively.